Breakdown Of Covid 19 Related Measures by Stages (Tables)	6 Months Ended
Jun. 30, 2022
Measures in Context of Covid 19 [Abstract]
Breakdown Of Covid19 Related Measures By Stages [text block table]
Breakdown of COVID-19 related measures by stages
	Jun 30, 2022
	Legislative and non-legislative Moratoria		COVID-19 related forbearance measures		Public guarantee schemes
in € m.	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses
Stage 1	4,779	(7)	2,674	(5)	2,919	(3)
Stage 2	1,233	(25)	2,091	(23)	963	(9)
Stage 3	669	(167)	698	(69)	129	(24)
Total	6,681	(199)	5,463	(98)	4,011	(36)

	Dec 31, 2021
	Legislative and non-legislative Moratoria		COVID-19 related forbearance measures		Public guarantee schemes
in € m.	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses	Gross Carrying Amount	Expected Credit Losses
Stage 1	5,381	(10)	3,330	(6)	3,079	(2)
Stage 2	1,288	(30)	2,602	(31)	770	(9)
Stage 3	698	(162)	965	(122)	103	(14)
Total	7,368	(202)	6,897	(158)	3,952	(25)